EQUITY - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) yr shares $ / shares	Dec. 31, 2019 USD ($) yr shares $ / shares	Sep. 30, 2020 shares	Apr. 01, 2020 yr	Dec. 31, 2019 $ / shares	Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share | $ / shares	$ 0.48	$ 0.43
Dividends received	$ 1,383,000,000	$ 1,300,000,000
Number of Common Shares Held by the Company | shares	64,197,815	63,417,346	63,417,346			56,307,796
Common equity	$ (726,000,000)	$ (620,000,000)
Expense from share-based payment transactions with employees	94,000,000	87,000,000
Expense incurred with respect to MSOP	24,000,000	31,000,000
Cash included in cash and cash equivalents	$ 8,200,000,000	$ 5,700,000,000
Stock Issued During Period, Shares, Stock Splits | yr				1.5
Preferred shares
Disclosure of classes of share capital [line items]
Par value per share (in cad per share) | $ / shares					$ 25.00
Common shares
Disclosure of classes of share capital [line items]
Adjusted weighted average number of ordinary shares outstanding | shares	1,573,696,358	1,579,311,802
Class B shares | Common shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares	85,120
Equity-Settled Share-Based Payment Arrangement | Management Share Option Plan
Disclosure of classes of share capital [line items]
Weighted average fair value at measurement date, share options granted	$ 5.54	$ 3.92
Option life, share options granted | yr	7.5	7.5
Expected volatility, share options granted	17.00%	16.90%
Weighted average expected dividend yield, annual	1.50%	2.00%
Risk-free rate	1.40%	2.50%
Liquidity Discount	25.00%	25.00%
Equity-Settled Share-Based Payment Arrangement | Escrowed Stock Plan
Disclosure of classes of share capital [line items]
Weighted average fair value at measurement date, share options granted	$ 5.54	$ 4.54
Number of share options granted in share-based payment arrangement | shares	3,841,000	15,975,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 19.66	$ 15.77
Option life, share options granted | yr	7.5	8,500,000
Expected volatility, share options granted	17.00%	17.30%
Weighted average expected dividend yield, annual	1.50%	1.80%
Risk-free rate	1.40%	2.10%
Liquidity Discount	25.00%	25.00%
Equity-Settled Share-Based Payment Arrangement | Executives [Member] | Escrowed Stock Plan | Common Class A
Disclosure of classes of share capital [line items]
Number of shares purchased (in shares) | shares	3,800,000	16,000,000.0
Expense from share-based payment transactions with employees	$ 35,000,000	$ 25,000,000
Equity-Settled Share-Based Payment Arrangement | Executives [Member] | Restricted Stock | Common Class A
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Number of instruments granted in share-based payment arrangement | shares	1,000,000.0	1,200,000
Expense from share-based payment transactions with employees	$ 30,000,000	$ 25,000,000
Equity-Settled Share-Based Payment Arrangement | Executives [Member] | Top of range | Management Share Option Plan | Common Class A
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Expiration Period1	10 years
Equity-Settled Share-Based Payment Arrangement | Executives [Member] | Top of range | Escrowed Stock Plan | Common Class A
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Expiration Period1	10 years
Equity-Settled Share-Based Payment Arrangement | Executive Officer | Restricted Stock | Common Class A
Disclosure of classes of share capital [line items]
Share based awards, hold period	5 years
Cash-Settled Share-Based Payment Arrangement | Employees and Directors | Deferred Stock Units and Restricted Stock Units
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Share Options Vested In Share-Based Payment Arrangement	$ 1,300,000,000	1,400,000,000
Expense from share-based payment transactions with employees	5,000,000	7,000,000
Private Equity
Disclosure of classes of share capital [line items]
Dividends received	75,000,000
Private Equity | Construction Services [Member]
Disclosure of classes of share capital [line items]
Transaction price allocated to remaining performance obligations	$ 5,600,000,000	$ 7,000,000,000.0
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue	two years	two years
Service concession arrangements [member] | Private Equity | Brazilian water and wastewater services [Member]
Disclosure of classes of share capital [line items]
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue	24 years	24 years